Equity - Schedule of Equity Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 13, 2024	Mar. 02, 2023
Schedule of Equity Warrants [Line Items]
Outstanding	236,898	139,978
Weighted average exercise price	$ 12.54	$ 88.67	$ 4,200	$ 4,200
August 28, 2026 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	52
Expiry date	Aug. 28, 2026
Weighted average exercise price	$ 14,700
March 12, 2027 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	11
Expiry date	Mar. 12, 2027
Weighted average exercise price	$ 14,700
March 24, 2028 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	292	1,021
Expiry date	Mar. 24, 2028	Mar. 24, 2028
Weighted average exercise price	$ 1,646	$ 470.4
August 25, 2030 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	236,543
Expiry date	Aug. 25, 2030
Weighted average exercise price	$ 6.62